UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ticker Symbol: (TDVFX)

SEMI-ANNUAL REPORT

MARCH 31, 2021

Towle Deep Value Fund

A series of Investment Managers Series Trust

Table of Contents

Fund Performance	1
Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information	15
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Towle Deep Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.towlefund.com

Towle Deep Value Fund

FUND PERFORMANCE at March 31, 2021 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Russell 2000 Value Index. The value of the Russell 2000 Value Index on October 28, 2011 is used as the beginning value on October 31, 2011. Results include reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. This Index does not reflect expenses, fees or sales charge, which would lower performance. The Index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of March 31, 2021	1 Year	5 Years	Since Inception	Inception Date
Towle Deep Value Fund	166.19%	13.07%	12.11%	10/31/11
Russell 2000 Value Index	97.05%	13.56%	11.98%	10/31/11

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month end please call 1-888-998-6953. Returns over one year are annualized.

The expense ratio for 2020 was 1.19% which was stated in the current prospectus dated February 1, 2021. For the Fund’s historical annual expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged a 2.00% redemption fee.

Towle Deep Value Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.5%
	BASIC MATERIALS — 5.1%
100,330	AdvanSix, Inc.*	$2,690,850
124,990	Huntsman Corp.	3,603,462
		6,294,312
	CONSUMER, CYCLICAL — 43.7%
130,630	Adient PLC*	5,773,846
25,710	Alaska Air Group, Inc.	1,779,389
179,330	Beazer Homes USA, Inc.*	3,751,584
205,670	Dana, Inc.	5,003,951
361,590	Designer Brands, Inc. - Class A	6,291,666
65,420	Foot Locker, Inc.	3,679,875
25,920	Group 1 Automotive, Inc.	4,089,917
118,930	Hooker Furniture Corp.	4,336,188
50,160	M/I Homes, Inc.*	2,962,951
117,260	Meritor, Inc.*	3,449,789
37,000	PVH Corp.	3,910,900
144,010	Taylor Morrison Home Corp.*	4,436,948
140,670	Wabash National Corp.	2,644,596
10,243	Whirlpool Corp.	2,257,045
		54,368,645
	ENERGY — 8.9%
109,310	HollyFrontier Corp.	3,911,112
215,410	Liberty Oilfield Services, Inc. - Class A	2,431,979
442,690	ProPetro Holding Corp.*	4,719,075
		11,062,166
	FINANCIAL — 5.0%
138,580	Ally Financial, Inc.	6,265,202
	INDUSTRIAL — 27.2%
52,670	Atlas Air Worldwide Holdings, Inc.*	3,183,375
357,620	Celestica, Inc.*,1	2,993,279
256,464	Fluor Corp.	5,921,754
73,570	Greenbrier Cos., Inc.	3,473,975
232,420	Manitowoc Co., Inc.*	4,792,500
194,590	Pactiv Evergreen, Inc.	2,673,667
251,862	Ryerson Holding Corp.*	4,291,729
140,252	Sterling Construction Co., Inc.*	3,253,846
274,230	U.S. Xpress Enterprises, Inc. - Class A*	3,222,203
		33,806,328
	TECHNOLOGY — 7.6%
34,910	Dell Technologies, Inc. - Class C*	3,077,316

Towle Deep Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
202,114	DXC Technology Co.	$6,318,084
		9,395,400
	Total Common Stocks
	(Cost $67,402,538)	121,192,053

Principal Amount
	SHORT-TERM INVESTMENTS — 1.9%
$2,383,492	UMB Money Market Fiduciary, 0.01%[2]	2,383,492
	Total Short-Term Investments
	(Cost $2,383,492)	2,383,492

	TOTAL INVESTMENTS — 99.4%
	(Cost $69,786,030)	123,575,545
	Other Assets in Excess of Liabilities — 0.6%	790,292
	TOTAL NET ASSETS — 100.0%	$124,365,837

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund

SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	43.7%
Industrial	27.2%
Energy	8.9%
Technology	7.6%
Basic Materials	5.1%
Financial	5.0%
Total Common Stocks	97.5%
Short-Term Investments	1.9%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Towle Deep Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $69,786,030)	$123,575,545
Receivables:
Investment securities sold	857,888
Fund shares sold	543,390
Dividends and interest	45
Prepaid expenses	12,193
Total assets	124,989,061

Liabilities:
Payables:
Investment securities purchased	462,184
Fund shares redeemed	10,000
Advisory fees	82,092
Shareholder servicing fees (Note 7)	13,438
Fund administration and accounting fees	17,909
Transfer agent fees and expenses	5,583
Custody fees	3,133
Auditing fees	9,317
Trustees' deferred compensation (Note 3)	5,514
Chief Compliance Officer fees	2,631
Trustees' fees and expenses	1,289
Accrued other expenses	10,134
Total liabilities	623,224

Net Assets	$124,365,837

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$99,513,638
Total distributable earnings	24,852,199
Net Assets	$124,365,837

Number of shares issued and outstanding	6,511,102
Net asset value per share	$19.10

See accompanying Notes to Financial Statements.

Towle Deep Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2021 (Unaudited)

Investment income:
Dividends (net of foreign withholdings taxes of $7,321)	$404,562
Interest	172
Total investment income	404,734

Expenses:
Advisory fees	396,818
Shareholder servicing fees (Note 7)	29,689
Fund administration and accounting fees	63,873
Transfer agent fees and expenses	17,796
Custody fees	7,969
Registration fees	13,005
Auditing fees	9,318
Legal fees	8,134
Chief Compliance Officer fees	7,095
Shareholder reporting fees	5,732
Trustees' fees and expenses	4,209
Miscellaneous	1,719
Insurance fees	1,139
Total expenses	566,496
Net investment loss	(161,762)

Realized and Unrealized Gain:
Net realized gain on investments	6,967,148
Net change in unrealized appreciation/depreciation on investments	46,659,194
Net realized and unrealized gain	53,626,342

Net Increase in Net Assets from Operations	$53,464,580

See accompanying Notes to Financial Statements.

Towle Deep Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(161,762)	$64,766
Net realized gain (loss) on investments	6,967,148	(8,614,425)
Net change in unrealized appreciation/depreciation on investments	46,659,194	6,002
Net increase (decrease) in net assets resulting from operations	53,464,580	(8,543,657)

Distributions to Shareholders:
Total distributions to shareholders	(65,687)	(890,069)

Capital Transactions:
Net proceeds from shares sold	11,387,738	17,262,399
Reinvestment of distributions	62,835	865,415
Cost of shares redeemed[1]	(12,459,992)	(30,121,825)
Net decrease in net assets from capital transactions	(1,009,419)	(11,994,011)

Total increase (decrease) in net assets	52,389,474	(21,427,737)

Net Assets:
Beginning of period	71,976,363	93,404,100
End of period	$124,365,837	$71,976,363

Capital Share Transactions:
Shares sold	758,458	1,803,787
Shares reinvested	4,230	63,821
Shares redeemed	(792,585)	(2,535,334)
Net decrease in capital share transactions	(29,897)	(667,726)

[1]	Net of redemption fee proceeds of $2,383 and $3,351, respectively.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2021	For the Year Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.00	$12.96	$18.26	$22.00	$16.70	13.08
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.01	0.12	0.03	(0.02)	(0.04)
Net realized and unrealized gain (loss)	8.13	(1.84)	(4.11)	0.46	5.30	4.22
Total from investment operations	8.11	(1.83)	(3.99)	0.49	5.28	4.18

Less Distributions:
From net investment income	(0.01)	(0.13)	-	(0.05)	-	-
From net realized gain	-	-	(1.31)	(4.18)	-	(0.56)
Total distributions	(0.01)	(0.13)	(1.31)	(4.23)	-	(0.56)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.02	- [2]

Net asset value, end of period	$19.10	$11.00	$12.96	$18.26	$22.00	16.70

Total return[3]	73.75%[4]	(14.30)%	(22.14)%	2.10%	31.74%	33.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$124,366	$71,976	$93,404	$140,456	$115,836	$103,175

Ratio of expenses to average net assets:
Before fees waived/recovered	1.13%[5]	1.19%	1.17%	1.18%	1.13%	1.23%
After fees waived/recovered	1.13%[5]	1.19%	1.17%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	(0.32)%[5]	0.09%	0.86%	0.19%	(0.03)%	(0.29)%
After fees waived/recovered	(0.32)%[5]	0.09%	0.86%	0.17%	(0.10)%	(0.26)%
Portfolio turnover rate	24%[4]	73%	59%	41%	62%	40%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Note 1 – Organization

Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 31, 2011.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended September 30, 2017-2020 and as of and during the six months ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If Towle & Co. (the “Advisor”), at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.79% of the Fund’s average daily net assets. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees.

The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended March 31, 2021 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended March 31, 2021, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2021, are reported on the Statement of Operations.

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Note 4 – Federal Income Taxes

At March 31, 2021, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$72,801,676

Gross unrealized appreciation	$53,393,552
Gross unrealized depreciation	(2,619,683)

Net unrealized appreciation on investments	$50,773,869

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$65,627
Undistributed long-term capital gains	-
Accumulated earnings	65,627

Accumulated capital and other losses	(32,722,693)
Unrealized appreciation on investments	4,114,675
Unrealized deferred compensation	(4,303)
Total accumulated deficit	$(28,546,694)

The tax character of the distributions paid during the fiscal years ended September 30, 2020 and September 30, 2019 were as follows:

Distribution paid from:	2020	2019
Ordinary income	$890,069	$3,763,264
Net long-term capital gains	-	5,980,794
Total distributions paid	$890,069	$9,744,058

At September 30, 2020, the Fund had accumulated capital loss carry forwards as follows:

	ST	LT	Total
Not Subject to Expiration	$17,567,601	$15,155,092	$32,722,693

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended March 31, 2021 and for the year ended September 30, 2020, the Fund received $2,383 and $3,351, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended March 31, 2021, purchases and sales of investments, excluding short-term investments, were $22,835,883 and $23,359,933, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended March 31, 2021, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Towle Deep Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2021 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$121,192,053	$-	$-	$121,192,053
Short-Term Investments	2,383,492	-	-	2,383,492
Total Investments	$123,575,545	$-	$-	$123,575,545

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major sector classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Towle Deep Value Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of the Trust met on December 8-9, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the Towle Deep Value Fund series of the Trust pursuant to the Liquidity Rule. The Board has appointed Towle & Co., the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from December 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments;
•	An overview of market liquidity for the Fund during the Program Reporting Period;
•	The Fund’s ability to meet redemption requests;
•	The Fund’s cash management;
•	The Fund’s borrowing activity, if any, in order to meet redemption requests;
•	The Fund’s compliance with the 15% limit of illiquid investments; and
•	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as “highly liquid investments,” and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Towle Deep Value Fund

EXPENSE EXAMPLE

For the Six Months Ended March 31, 2021 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/20	3/31/21	10/1/20 – 3/31/21
Actual Performance	$1,000.00	$1,737.50	$7.70
Hypothetical (5% annual return before expenses)	1,000.00	1,019.31	5.68

*	Expenses are equal to the Fund’s annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

Towle Deep Value Fund

A series of Investment Managers Series Trust

Investment Advisor

Towle & Co.

1610 Des Peres Road, Suite 250

St. Louis, Missouri 63131

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Towle Deep Value Fund	TDVFX	461 418 360

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Towle Deep Value Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-99TOWLE (888-998-6953) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-99TOWLE (888-998-6953) or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-888-99TOWLE (888-998-6953).

Towle Deep Value Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: 1-888-99TOWLE (888-998-6953)

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	6/07/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	6/07/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	6/07/2021